Restatement of Previously Issued Unaudited Condensed Financial Statements - Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended				6 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]]
Transaction costs	$ 4,668,895				$ 5,417,436
Operating expenses	7,777,187		2,223,073		9,677,128	6,007,807
Income (loss) before taxes	30,221,103		(7,130,860)		22,808,928	(12,508,051)
Net income (loss)	30,221,108	$ (7,412,175)	(7,130,860)	$ (5,377,191)	22,808,933	(12,508,051)
Comprehensive income (loss)	30,222,167		$ (7,130,860)		22,809,992	$ (12,508,051)
Previously Reported [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]]
Transaction costs	2,368,895				3,117,436
Operating expenses	5,477,187				7,377,128
Income (loss) before taxes	32,521,103				25,108,928
Net income (loss)	32,521,108				25,108,933
Comprehensive income (loss)	32,522,167				25,109,992
Adjustments [Member]
Schedule of Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]]
Transaction costs	2,300,000				2,300,000
Operating expenses	2,300,000				2,300,000
Income (loss) before taxes	(2,300,000)				(2,300,000)
Net income (loss)	(2,300,000)				(2,300,000)
Comprehensive income (loss)	$ (2,300,000)				$ (2,300,000)